Group statement of financial position - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Tangible assets		$ 8,512	$ 4,419	$ 4,208
Right of use assets		123	142	156
Intangible assets		98	107	106
Investments in associates and joint ventures		530	599	1,091
Other investments	[1]	54	1	3
Loan receivable		203	358	0
Inventories		158	2	5
Trade, other receivables and other assets		243	254	231
Reimbursive right for post-retirement benefits		49	35	12
Deferred taxation		12	50	23
Cash restricted for use		41	34	33
Non-current assets		10,023	6,001	5,868
Current assets
Loan receivable		260	148	0
Inventories		1,055	829	773
Trade, other receivables and other assets		374	199	237
Cash restricted for use		20	34	27
Cash and cash equivalents		1,425	964	1,108
Current assets		3,134	2,174	2,145
Total assets		13,157	8,175	8,013
EQUITY AND LIABILITIES
Share capital and premium		526	420	0
Accumulated losses and other reserves		6,103	3,291	4,040
Shareholders’ equity		6,629	3,711	4,040
Accumulated balances of material non-controlling interests	[2]	1,884	29	35
Total equity		8,513	3,740	4,075
Non-current liabilities
Borrowings		1,901	2,032	1,965
Lease liabilities		65	98	115
Environmental rehabilitation and other provisions		656	636	596
Provision for pension and post-retirement benefits		57	64	71
Trade and other payables		6	5	7
Deferred taxation		519	395	300
Non-current liabilities		3,204	3,230	3,054
Current liabilities
Borrowings		83	207	18
Lease liabilities		76	73	71
Trade and other payables		957	772	667
Environmental rehabilitation and other provisions		109	80	81
Bank overdraft		28	9	2
Taxation		187	64	45
Current liabilities		1,440	1,205	884
Total liabilities		4,644	4,435	3,938
Total equity and liabilities		$ 13,157	$ 8,175	$ 8,013

[1]	Increase is mainly due to the investment in G2 Goldfields Inc. of $47m
[2]	Increase is mainly due to the acquisition of Centamin plc, refer to Note 13.